Schedule II Valuation And Qualifying Accounts (Details) - USD ($) $ in Millions		12 Months Ended
		Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Allowance for doubtful accounts, Accounts receivable
Allowance for doubtful accounts
Balance at Beginning of Period		$ 1	$ 2	$ 2
Additions Charged to Costs and Expenses		12	11	11
Deductions	[1]	12	11	11
Balance at End of Period		2	$ 1	$ 2
Income tax valuation allowance
Allowance for doubtful accounts
Additions Charged to Costs and Expenses		1
Balance at End of Period		$ 1

[1]	Deductions in the allowance for doubtful accounts for accounts and notes receivable reflect write-offs of uncollectible accounts. Deductions for the income tax valuation allowance in 2018, 2017 and 2016 are primarily attributable to the reduction of net operating loss carryforwards and other deferred tax assets related to the uncertainty of future taxable income in certain jurisdictions.